Convertible Bond and Derivative Financial Liability - Summary of convertible bonds (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of movement of convertible bond [line items]
Fair value gain recognised in profit or loss	$ 7,765,148
Convertible bonds [member] | Liability component [Member]
Summary of movement of convertible bond [line items]
Beginning balance	95,995,690	$ 0
Convertible bond issued during the year		95,995,690
Interest for the year	7,717,348
Exchange alignment	(434,609)
Ending balance	103,278,429	95,995,690	0
Fair value gain recognised in profit or loss	0
Convertible bonds [member] | Derivative Financial Liability [Member]
Summary of movement of convertible bond [line items]
Beginning balance	20,813,810	0
Fair value gain recognised in profit or loss	(7,765,148)
Convertible bond issued during the year		20,813,810
Exchange alignment	(94,349)
Ending balance	$ 12,954,313	$ 20,813,810	$ 0